Segmented information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segmented information
Segmented information
The Company’s management’s reporting structure is aligned under three business units: Generation, Transmission and Distribution. During the fourth quarter, Management determined that each business unit represents a reporting segment. The comparative information for 2014 has been reclassified to conform with the composition of the reporting segments presented in the current year.
Generation, owns or has interests in hydroelectric, solar, wind power facilities and co-generation. Distribution operates electric, natural gas and water distribution utilities. Finally, Transmission invests in rate regulated electric transmission and natural gas pipeline systems. The Transmission segment includes the equity method investment in the Natural Gas Pipeline Development (note 8(c)) which is not yet significant and as a result is not presented separately in the tables below but grouped within Corporate.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. The unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The results of operations and assets for these segments are reflected in the tables below.

	Year ended December 31, 2015
	Generation	Distribution	Corporate	Total
Revenue	$244,751	$783,104	$—	$1,027,855
Fuel and power purchased	27,990	348,883	—	376,873
Net revenue	216,761	434,221	—	650,982
Operating expenses	63,601	213,750	1,210	278,561
Administrative expenses	10,822	21,570	8,283	40,675
Depreciation and amortization	67,293	82,513	—	149,806
Gain on foreign exchange	—	—	(2,631)	(2,631)
Operating income (loss) from continuing operations	75,045	116,388	(6,862)	184,571
Interest expense	29,395	34,971	1,627	65,993
Interest, dividend, equity and other income	(1,154)	(3,974)	(3,967)	(9,095)
Other expenses (gain)	(5,623)	391	2,656	(2,576)
Earnings (loss) before income taxes	$52,427	$85,000	$(7,178)	$130,249
Property, plant and equipment	$1,895,617	$1,914,980	$63,087	$3,873,684
Equity-method investees	44,638	769	7,066	52,473
Total assets	2,345,905	2,532,894	112,926	4,991,725
Capital expenditures	55,992	141,445	6,758	204,195

21.	Segmented information (continued)

	Year ended December 31, 2014
	Generation	Distribution	Corporate	Total
Revenue	$218,765	$722,849	$—	$941,614
Fuel and power purchased	39,264	381,622	—	420,886
Net revenue	179,501	341,227	—	520,728
Operating expenses	55,482	178,248	308	234,038
Administrative expenses	13,457	19,947	1,288	34,692
Depreciation and amortization	58,248	53,671	2,128	114,047
Gain on foreign exchange	—	—	(1,112)	(1,112)
	52,314	89,361	(2,612)	139,063
Interest expense	33,868	27,139	1,411	62,418
Interest, dividend and other income	(1,187)	(3,369)	(3,202)	(7,758)
Other expense (gain)	48	300	11,606	11,954
Earnings (loss) before income taxes	$19,585	$65,291	$(12,427)	$72,449
Property, plant and equipment	$1,687,465	$1,531,166	$59,791	$3,278,422
Equity-method investees	3,520	500	2,578	6,598
Total assets	1,896,265	2,098,244	108,339	4,102,848
Capital expenditures	201,063	176,849	54,461	432,373

The majority of non-regulated energy sales are earned from contracts with large public utilities. The following utilities contributed more than 10% of these total revenues in either 2015 or 2014: Hydro Québec 13% (2014 - 11%); Manitoba Hydro 13% (2014 - 13%); PJM 14% (2014 - 10%); and ComEd 11% (2014 - 10%). The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2015	2014
Revenue
Canada	$86,977	$92,267
United States	940,878	849,347
	$1,027,855	$941,614
Property, plant and equipment
Canada	$592,598	$590,580
United States	3,281,086	2,687,842
	$3,873,684	$3,278,422
Intangible assets
Canada	$40,186	$25,601
United States	37,777	28,410
	$77,963	$54,011

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.